Financial instruments (Details) - USD ($) $ in Thousands	Nov. 30, 2024	Aug. 31, 2024
Measured at amortized cost
Amounts receivable	$ 2,307	$ 1,958
Measured at fair value through profit or loss
Cash	6,787	8,331
Measured at amortized cost
Amounts payables and accrued liabilities	15,876	15,545
Measured at fair value through profit or loss
Derivative financial instrument liabilities	$ 1,454	$ 2,273